Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
CIT tax expense	$ 133,862,272	$ 141,399,866	$ 103,302,037
Land Appreciation Tax ("LAT") expense	68,631,338	62,996,403	40,203,748
Deferred tax benefit	(52,015,238)	(59,949,022)	(30,388,659)
Income tax expense	$ 150,478,372	$ 144,447,247	$ 113,117,126